INCOME TAXES (Components of Income Before Taxes, Equity in Net Loss of Equity Method Investees and Noncontrolling Interest) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Domestic	$ (24,350)	$ (40,612)	$ (522)
Foreign	(3,925)	7,887	1,311
Income (loss) before income taxes, equity in net (loss) income of equity method investees and non-controlling interest	$ (28,275)	$ (32,725)	$ 789